Goodwill and other intangibles	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangibles

Note 6—Goodwill and other intangibles

There were no additions to goodwill for the year ended December 31, 2021 or the six months ended June 30, 2022. No impairment of goodwill was identified for the year ended December 31, 2021 or the six months ended June 30, 2022.

Intangible assets consisted of the following (in thousands, except years):

	June 30, 2022
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(728)	$-
Customer and hauler relationships	2 to 8	20,976	(10,862)	10,114
Non-competition agreements	3 to 4	550	(550)	-
Technology	3	3,178	(1,637)	1,541
		25,432	(13,777)	11,655
Domain Name	Indefinite	835	-	835
		$26,267	$(13,777)	$12,490

	December 31, 2021
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(728)	$-
Customer and hauler relationships	2 to 8	20,976	(9,582)	11,394
Non-competition agreements	3 to 4	550	(487)	63
Technology	3	3,178	(1,307)	1,871
		25,432	(12,104)	13,328
Domain Name	Indefinite	835	-	835
		$26,267	$(12,104)	$14,163

Amortization expense for intangible assets was $0.8 million and $0.8 million for the three months ended June 30, 2022 and 2021, respectively. Amortization expense for intangible assets was $1.7 million and $1.6 million for the six months ended June 30, 2022 and 2021, respectively. Future amortization expense for the remainder of fiscal year 2021 and subsequent years is as follows (in thousands):

Fiscal Years Ending December 31,
2022	$1,609
2023	3,220
2024	3,110
2025	2,559
2026	1,157
Finite-Lived Intangible Assets, Net	$11,655

Note 6—Goodwill and other intangibles

The Company holds certain intangible assets recorded in accordance with the accounting policies disclosed in Note 1. Intangible assets consisted of the following (in thousands):

	December 31, 2021
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(728)	$-
Customer and hauler relationships	2 to 8	20,976	(9,582)	11,394
Non-competition agreements	3 to 4	550	(487)	63
Technology	3	3,178	(1,307)	1,871
		25,432	(12,104)	13,328
Domain Name	Indefinite	835	-	835
		$26,267	$(12,104)	$14,163

	December 31, 2020
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(719)	$9
Customer and hauler relationships	2 to 8	20,976	(7,023)	13,953
Non-competition agreements	3 to 4	550	(349)	201
Technology	3	1,197	(997)	200
		23,451	(9,088)	14,363
Domain Name	Indefinite	785	-	785
		$24,236	$(9,088)	$15,148

Amortization of these intangible assets for the years ended December 31, 2021 and 2020 was $3.0 million and $3.3 million, respectively, and future amortization expense is as follows (in thousands):

Fiscal Years Ending December 31,
2022	$3,282
2023	3,220
2024	3,110
2025	2,559
2026	1,157
Future amortization of intangible assets	$13,328

Goodwill represents the excess of the purchase price in a business combination over the fair value of net assets acquired. Goodwill amounts are not amortized but are tested for impairment at least annually during the fourth quarter. The carrying amounts of goodwill were as follows (in thousands):

Balance at January 1, 2020	$32,132
Balance at December 31, 2020	$32,132
Balance at December 31, 2021	$32,132